Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2020
Property and Equipment, Net
Schedule of Property and Equipment, Net

Property and equipment, net consists of the following:

	As of December 31,
	(Amount in Thousands)
	2019	2020	2020
	RMB	RMB	US$
Leasehold improvements	175,579	171,621	26,302
Furniture, fixtures and equipment	133,217	123,779	18,970
Motor vehicles	122,474	103,342	15,838
Software	124,754	145,375	22,280
Buildings	55,154	55,154	8,453
	611,178	599,271	91,843
Accumulated depreciation	(332,610)	(371,696)	(56,965)
	278,568	227,575	34,878
Construction in progress	17,752	21,094	3,232
Property and equipment, net	296,320	248,669	38,110